SIGNIFICANT ACCOUNTING POLICIES - basic and diluted earnings per share (Details)	6 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($)
Numerator:
Net income (loss) attributable to Recon Technology, Ltd	¥ 111,357,510	$ 17,505,139	¥ (8,935,652)
Denominator:
Weighted average shares - Basic	27,312,581	27,312,581	7,330,866
Outstanding options/warrants/convertible notes	¥ 10,393,622		¥ 11,029,415	$ 10,393,622
Potentially dilutive shares from outstanding options/warrants/convertible notes	1,464,411	1,464,411
Weighted average shares - Diluted	28,776,992	28,776,992	7,330,866
Earning (loss) per ordinary share - Basic | (per share)	¥ 4.08	$ 0.64	¥ (1.22)
Earning (loss) per ordinary share - Diluted | (per share)	¥ 3.87	$ 0.61	¥ (1.22)